Amounts payable and other liabilities	12 Months Ended
Dec. 31, 2024
Amounts payable and other liabilities
Amounts payable and other liabilities

14. Amounts payable and other liabilities

As at December 31	2024	2023
Accrued liabilities[1]	$14,792	$13,630
Amounts payable	2,846	628
Stock-based compensation (Note 20)	4,923	811
Accrued interest[2]	529	597
Total amounts payable and other liabilities	$23,090	$15,666
1.	Accrued liabilities include accruals for the annual short-term incentive plan and services performed as well as an accrual for the ASPP (2024 and 2023: $8.0 million).
2.	Accrued interest represents interest and standby charges accrued on the Credit Facility.